Leases - Schedule Of Net Investment In sale Type Lease Receivable (Detail) - Factory [Member] - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Jan. 31, 2024	Dec. 31, 2023
Lessor, Lease, Description [Line Items]
Total minimum lease payments receivable	¥ 215,619	¥ 231,621
Less: Unearned income	(40,322)	(45,796)
Unguaranteed residuals	31,301	29,998
Net investment in lease payments receivable	206,598	215,823	¥ 4,477	¥ 216,218
Current portion	11,687	11,388
Non-current portion	¥ 194,911	¥ 204,435